Property, plant and equipment (Schedule of Exploration Wells Movement and Balances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	$ 775,686,000	$ 740,491,000	$ 686,824,000
Exploration Wells [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	19,868,000	31,134,000
Write-offs	(5,886,000)	(11,721,000)
Divestment	(3,393,000)
Transfers	(3,619,000)	(21,724,000)
Property, plant and equipment at year-end	$ 12,657,000	$ 5,687,000	$ 7,998,000